Related Party Transactions (Details) € in Millions			12 Months Ended
	Jan. 01, 2024 USD ($)	Aug. 10, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Nov. 10, 2023 USD ($) shares
Related Party Transactions
Due from related parties			$ 52,572,000		$ 51,431,000
Prior service cost of defined benefit plan			(867,000)		6,277,000		$ 14,184,000
Prior service cost exercised							7,800,000
Due to executive officers			31,386,000		39,759,000
Recognized non-cash share-based compensation expense			14,558,000		12,680,000		5,972,000
Other current liabilities
Related Party Transactions
Unpaid costs under defined benefit plan			0		0		6,800,000
Related party | The Swedish Club
Related Party Transactions
Due to executive officers			400,000		0
Premiums paid			9,300,000		8,700,000		6,600,000
Manager
Related Party Transactions
Daily management fees		$ 850
Daily vessel management fees for vessels on bareboat charter	$ 475	425
Daily vessel management fees for vessels on time charter	$ 950	$ 850
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	1.25%	1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)	1.00%	0.50%
Supervision fee per vessel under construction		$ 725,000	3,000,000		3,000,000		0
Annual management fees									$ 2,000,000
Annual management fees (in shares) | shares									100,000
Supervision fee per new building vessel payable	$ 850,000		850,000
Amount capitalized			6,000,000		700,000		0
Supervision fees for vessels capitalized			3,000,000		3,000,000		0
Due from related parties			52,600,000		51,400,000
Manager | General and administrative expenses
Related Party Transactions
Management fees			29,100,000		21,500,000		21,900,000
Manager | Voyage expenses
Related Party Transactions
Commissions			12,400,000		11,700,000		14,600,000
Manager | Gain on sale of vessels
Related Party Transactions
Commission on sale of vessels			0		25,600		650,000
Executive officers
Related Party Transactions
Executive officers compensation			2,500,000	€ 2.3	2,200,000	€ 2.0	2,100,000	€ 2.0
Recognized non-cash share-based compensation expense			$ 8,200,000		$ 6,300,000		$ 5,400,000